Intangible assets excluding goodwill - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 185	€ 77
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 235	171
Discount rate applied to cash flow projections	15.00%
Intangible assets other than goodwill	€ 2,997	€ 3,466	€ 3,589
Image-Guided Therapy [Member]
Intangible assets excluding goodwill [Line Items]
Discount rate applied to cash flow projections	9.00%	8.80%
Recoverable amount of asset or cash-generating unit	€ 93
Individual assets or cash-generating units [member]
Intangible assets excluding goodwill [Line Items]
Discount rate applied to cash flow projections	6.92%
Connected Care [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 23
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	175	€ 24
Impairment loss recognised in profit or loss, intangible assets other than goodwill	118	66
Intangible assets other than goodwill	869	961	1,070
Technology-based intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	92
Intangible assets other than goodwill	€ 212	€ 252
Remaining amortisation period of intangible assets material to entity	12 years	13 years
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 44	€ 8
Intangible assets other than goodwill	398	523	481
Product development construction in progress [Member] | Diagnosis & Treatment [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	22
Product development [Member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	62	96
Intangible assets other than goodwill	622	€ 592	621
Product development [Member] | Connected Care [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 23
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill [Line Items]
Weighted average expected remaining life	9.1	8.2
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 1	€ 56
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1	1
Intangible assets other than goodwill	651	890	€ 934
Customer-related intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 287	€ 333
Remaining amortisation period of intangible assets material to entity	17 years	18 years